Net financial income/(expense) (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Net Financial Income/(Expense)

	2021	2020	2019
Net financial investment income	355	366	890
Valuation adjustment on long-term investments	226	(91)	46
Net exchange variation	601	501	10
Banking fees	(441)	(103)	(151)
Interest on le a se liabilities	(1,022)	(869)	(918)
Other financial income/(expenses)	(6)	4	(47)

Net financial income/(expense)	(287)	(192)	(170)